Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2014
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) [Abstract]
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)
Balance Sheets

		December 31,
		2013	2014
ASSETS
CURRENT ASSETS:
Cash and cash equivalents		$58	$60
Due from related parties		0	117,219
Other current assets		300	2,090
Total current assets		358	119,369
NON-CURRENT ASSETS:

Investments in subsidiaries*		3,494,475	3,549,399
Total non-current assets		3,494,475	3,549,399

Total assets		3,494,833	3,668,768

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities		$21,075	$10,278

Total current liabilities		21,075	10,278

NON-CURRENT LIABILITIES
Long term debt, net of current portion		493,915	492,214
Total non-current liabilities		493,915	492,214

STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014, nil issued and outstanding at December 31, 2013 and 2014, respectively	1	-	-
Common stock, $0,01 par value; 1,000,000,000 shares authorized, at December 31, 2013 and 2014, 131,875,128 and 132,017,178 issued and outstanding at December 31, 2013 and 2014 respectively		1,319	1,320
Additional paid-in capital		3,492,650	3,494,957
Accumulated other comprehensive loss		(23,454)	(23,938)
Accumulated deficit		(490,672)	(306,063)
Total stockholders' equity		2,979,843	3,166,276
Total liabilities and stockholders' equity		$3,494,833	$3,668,768

* Eliminated in consolidation

Statements of Operations

	For the year ended
	December 31,
EXPENSES:	2012	2013	2014
General and administrative expenses	$12,877	8,565	$7,983
Legal settlements and other, net	6,100	-	-
Operating loss	18,977	8,565	7,983

OTHER INCOME / (EXPENSES):
Interest and finance costs	(58,210)	(53,193)	(82,109)
Interest income	4	-	1,383
Loss on interest rate swaps	(38)	(149)	-
Other, net	(2,476)	2,358	6,224

Total other (expenses), net	(60,720)	(50,984)	(74,502)

Equity in earnings/(loss) of subsidiaries*	(52,639)	122,872	342,288

Net income/(loss)	$(132,336)	63,323	$259,803
Net Income/(Loss) To Common Stockholders	(132,336)	63,221	259,031
Earnings/(loss) per common share, basic and diluted	(1.00)	0.48	1.96

Weighted average number of shares, basic and diluted	131,696,935	131,727,504	131,837,227

* Eliminated in consolidation

Statements of Comprehensive Income/(loss)

	For the year ended
	December 31,
Net income / (Loss)	2012	2013	2014
Other Comprehensive income / (loss):	$(132,336)	$63,323	$259,803

Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	1,036	1,034
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	-	-
Actuarial gains/(losses)	(637)	3,335	(1,518)
Other Comprehensive income/ (loss)	23,301	4,371	(484)
Total Comprehensive income / (loss)	$(109,035)	$67,694	$259,319

Statements of Cash Flows

	For the year ended December 31,
	2012	2013	2014
Net Cash Used in Operating Activities	$(59,992)	$(62,302)	$(88,302)

Cash Flows from Investing Activities:
Investments in subsidiaries	59,643	61,406	289,654
Loan to parent	-	-	(120,000)
Proceeds from arrangement fees	-	-	3,000
Net Cash Provided by Investing Activities	59,643	61,406	172,654
Cash Flows from Financing Activities:
Proceeds from senior notes	-	-	500,000
Payment of senior notes	-	-	(500,000)
Dividends Paid	-	-	(75,194)
Payments for issuance of subsidiaries shares	-	-	(466)
Payment of financing fees	-	-	(8,690)
Net Cash used in Financing Activities	-	-	(84,350)
Net increase / (decrease) in cash and cash equivalents	(349)	(896)	2
Cash and cash equivalents at beginning of year	1,303	954	58
Cash and cash equivalents at end of year	$954	$58	$60

Schedule I- Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from its subsidiaries through dividends, loans or advances sufficient to satisfy the obligations discussed below that are due on or before December 31, 2014. On April 27, 2011, the Parent Company issued $500,000 aggregate principal amount of 9.5% Senior Unsecured Notes due 2016. The notes were unsecured obligations and ranked senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. The 9.5% Senior Unsecured Notes were repurchased or redeemed in connection with the 7.25% Senior Unsecured Notes offering discussed below. On March 26, 2014 the Parent Company issued $500,000 aggregate principal amount of 7.25% senior unsecured notes due 2019. The notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. On November 18, 2014, the Company entered into a $120,000 unsecured facility with its parent company, DryShips. The loan from the Company to DryShips bears interest at a LIBOR plus margin rate and is due in May 2016. The Parent Company is guarantor on the $1,300,000 facilities, the $1,900,000 facilities and the 6.5% Senior Secured Notes due 2017 described in Note 8 "Long-term Debt" to the consolidated financial statements. As of December 31, 2014, the amount outstanding relating to these two facilities amounted to $3,173,000 in aggregate and the amount outstanding relating to the 6.5% Senior Secured Notes amounted to $800,000. During the year ended December 31, 2014, the Company paid dividends of $75,194. The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.